Loans receivable (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans Receivable Details [Line Items]
Balance, Beginning	$ 13,073	$ 9,813
Gross loans originated	3,158	2,607
Principal payments	(1,758)	(1,602)
Re-measurement of allowance before transfers	267	822
Re-measurement of amounts transferred between stages	12,111	13,556
Net amounts charged off against allowance	(14,296)	(12,123)
Balance, End	12,555	13,073
Stage 1 [Member]
Loans Receivable Details [Line Items]
Balance, Beginning	5,794	5,721
Gross loans originated	3,158	2,607
Principal payments	(1,281)	(1,107)
Re-measurement of allowance before transfers	139	142
Re-measurement of amounts transferred between stages	(142)	(67)
Transfer to (from) Stage 1 – 12 month ECLs	166	79
Transfer to (from) Stage 2 – Lifetime ECLs	(200)	(218)
transfer to (from) Stage 3 – Lifetime ECLs	(1,189)	(1,363)
Balance, End	6,445	5,794
Stage 2 [Member]
Loans Receivable Details [Line Items]
Balance, Beginning	1,239	1,119
Principal payments	(40)	(136)
Re-measurement of allowance before transfers	158	89
Re-measurement of amounts transferred between stages	1,102	1,047
Transfer to (from) Stage 1 – 12 month ECLs	(136)	(65)
Transfer to (from) Stage 2 – Lifetime ECLs	200	220
transfer to (from) Stage 3 – Lifetime ECLs	(1,257)	(1,035)
Balance, End	1,266	1,239
Stage 3 [Member]
Loans Receivable Details [Line Items]
Balance, Beginning	6,040	2,973
Principal payments	(437)	(359)
Re-measurement of allowance before transfers	(30)	591
Re-measurement of amounts transferred between stages	11,151	12,576
Transfer to (from) Stage 1 – 12 month ECLs	(30)	(14)
Transfer to (from) Stage 2 – Lifetime ECLs		(2)
transfer to (from) Stage 3 – Lifetime ECLs	2,446	2,398
Net amounts charged off against allowance	(14,296)	(12,123)
Balance, End	$ 4,844	$ 6,040